Deferred Compensation Plan (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Plan (Textual) [Abstract]
Deferred compensation liability	$ 1.1	$ 1.0